Income Taxes (Details 1) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating loss carry forward	$ 1,593,719	$ 586,600
Stock options	5,578
Accrued salary and other		35,821
Accrual to cash timing difference	859,735
Total gross deferred tax assets	2,459,032	622,421	169,500
Deferred tax liabilities:
Depreciation	(9,890)	(31,244)
Total gross deferred tax liabilities	(9,890)	(31,244)
Less valuation allowance	(2,449,142)	(591,177)
Net deferred tax assets